CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Series C	Dec. 31, 2012 Series C-1
Issuance of stock, price per share (in dollars per share)	$ 5.869	$ 11.7640
Issuance of stock, issuance costs	$ 49	$ 107